Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000118600 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000118600 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000118600 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000118600 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000118600 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000118600 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000118600 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000118600 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000118600 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[1]
C000118600 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000118600 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000118600 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000118600 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000118600 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000118600 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[2]
C000118600 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[2]
C000118600 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[2]
C000118600 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[2]
C000118600 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[2]
C000118600 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2],[3]
C000118600 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000118599 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000118599 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000118599 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000118599 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000118599 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000118599 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000118599 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
C000118599 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000118599 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[4]
C000118599 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
C000118599 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000118599 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000118599 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000118599 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000118599 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[5]
C000118599 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[5]
C000118599 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[5]
C000118599 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[5]
C000118599 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[5]
C000118599 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[5],[6]
C000118599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000118601 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[7]
C000118601 [Member] | UDR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000118601 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000118601 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000118601 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000118601 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000118601 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000118601 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[7]
C000118601 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[7]
C000118601 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[7]
C000118601 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000118601 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[8]
C000118601 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000118601 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000118601 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[8]
C000118601 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[8]
C000118601 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[8]
C000118601 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[8]
C000118601 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[8]
C000118601 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[8],[9]
C000118601 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]

[1]	Excludes short-term securities.
[2]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Rounds to greater than (0.1)%.
[4]	Excludes short-term securities.
[5]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[6]	Rounds to greater than (0.1)%.
[7]	Excludes short-term securities.
[8]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Rounds to greater than (0.1)%.